UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

ITEM 1.          REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim High Yield Bond Portfolio

Semi-Annual Report

June 30, 2007

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.
MAXIM HIGH YIELD BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007
UNAUDITED
ASSETS:
Investments in securities, market value (1)	$173,961,083
Cash	626,891
Collateral for securities loaned	33,356,447
Interest receivable	3,535,673
Subscriptions receivable	288,983
Receivable for investments sold	652,175

Total assets	212,421,252
LIABILITIES:
Due to investment adviser	151,247
Payable upon return of securities loaned	33,356,447
Redemptions payable	485,697
Payable for investments purchased	6,392,945

Total liabilities	40,386,336

NET ASSETS	$172,034,916
NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,672,088
Additional paid-in capital	168,449,111
Net unrealized appreciation on investments	755,044
Undistributed net investment income	283,765
Accumulated net realized gain on investments	874,908

NET ASSETS	$172,034,916

NET ASSET VALUE PER OUTSTANDING SHARE	$10.29
(Offering and Redemption Price)
SHARES OF CAPITAL STOCK:
Authorized	150,000,000
Outstanding	16,720,875

(1) Cost of investments in securities:	$173,206,039
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM HIGH YIELD BOND PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2007
UNAUDITED
INVESTMENT INCOME:
Interest	$6,781,146
Income from securities lending	47,777

Total income	6,828,923
EXPENSES:
Management fees	916,333

NET INVESTMENT INCOME	5,912,590
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	1,289,900
Change in net unrealized appreciation on investments	(2,628,622)

Net realized and unrealized loss on investments	(1,338,722)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,573,868
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM HIGH YIELD BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2007 AND YEAR ENDED DECEMBER 31, 2006
	2007	2006
	UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$5,912,590	$10,349,566
Net realized gain (loss) on investments	1,289,900	(346,156)
Change in net unrealized appreciation on investments	(2,628,622)	4,581,728

Net increase in net assets resulting from operations	4,573,868	14,585,138

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,628,825)	(10,426,100)
From net realized gains	0	0

Total distributions	(5,628,825)	(10,426,100)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	38,114,164	73,882,194
Reinvestment of distributions	5,628,825	10,426,100
Redemptions of shares	(32,937,905)	(56,357,458)

Net increase in net assets resulting from share transactions	10,805,084	27,950,836

Total increase in net assets	9,750,127	32,109,874
NET ASSETS:
Beginning of period	162,284,789	130,174,915

End of period (1)	$172,034,916	$162,284,789
	0	0
OTHER INFORMATION:
SHARES:
Sold	3,588,681	7,202,830
Issued in reinvestment of distributions	544,900	1,033,896
Redeemed	(3,105,280)	(5,495,514)

Net increase	1,028,301	2,741,212

(1) Including undistributed net investment income	$283,765	$0
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM HIGH YIELD BOND PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock of the portfolio for the period indicated is as follows:
	Six Months Ended		Year Ended December 31,			Period Ended December 31,
	June 30, 2007		2006	2005	2004	2003 +
	UNAUDITED
Net Asset Value, Beginning of Period	$10.34		$10.05	$10.56	$10.54	$10.00
Income from Investment Operations
Net investment income	0.37		0.70	0.66	0.71	0.29
Net realized and unrealized gain (loss)	(0.07)		0.29	(0.39)	0.24	0.60

Total Income From Investment Operations	0.30		0.99	0.27	0.95	0.89
Less Distributions
From net investment income	(0.35)		(0.70)	(0.66)	(0.71)	(0.28)
From net realized gains	0.00		0.00	(0.12)	(0.22)	(0.07)

Total Distributions	(0.35)		(0.70)	(0.78)	(0.93)	(0.35)

Net Asset Value, End of Period	$10.29		$10.34	$10.05	$10.56	$10.54

Total Return	2.86%	w	10.12%	2.61%	9.36%	8.90%

Net Assets, End of Period ($000)	$172,035		$162,285	$130,175	$118,015	$128,029

Ratio of Expenses to Average Net Assets	1.10%	*	1.10%	1.10%	1.10%	1.10%
Ratio of Net Investment Income to
Average Net Assets	7.06%	*	6.86%	6.50%	6.10%	5.18%

Portfolio Turnover Rate	43.14%	w	80.70%	50.80%	179.98%	110.88%
+	The portfolio commenced operations on May 21, 2003.
w	Based on operations for the period shown and, accordingly, are not representative of a full year.
* Annualized
See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
UNAUDITED

BONDS

Par Value ($)	Value ($)

AEROSPACE & DEFENSE --- 1.32%
430,000 Alliant Techsystems Inc	418,175
Senior Subordinated Notes
6.750% April 1, 2016
770,000 DRS Technologies Inc	743,050
Company Guaranteed Notes
6.625% February 1, 2016
495,000 L-3 Communications Corp	506,756
Bonds
7.625% June 15, 2012
200,000 L-3 Communications Corp	189,000
Senior Subordinated Notes
6.375% October 15, 2015
105,000 L-3 Communications Corp	97,388
Senior Subordinated Notes
5.875% January 15, 2015
205,000 Sequa Corp	211,663
Senior Notes
9.000% August 1, 2009
140,000 TransDigm Inc #	141,400
Subordinated Notes
7.750% July 15, 2014
$2,307,432

AIRLINES --- 0.91%
260,000 Continental Airlines Inc	256,750
Pass Thru Certificates
7.339% April 19, 2014
445,000 Continental Airlines Inc ^^	436,100
Pass Thru Certificates
8.750% December 1, 2011
209,263 Delta Air Lines Inc	210,048
Pass Thru Certificates
6.619% March 18, 2011
320,000 Delta Air Lines Inc ^^	323,901
Pass Thru Certificates
7.711% September 18, 2011
334,946 United Air Lines Inc **	373,464
Pass Thru Certificates

8.030% July 1, 2011
$1,600,263

AUTO PARTS & EQUIPMENT --- 1.17%
575,000 Keystone Automotive Operations Inc	500,250
Senior Subordinated Notes
9.750% November 1, 2013
1,550,000 Visteon Corp ^^	1,538,375
Senior Notes
8.250% August 1, 2010
$2,038,625

AUTOMOBILES --- 2.37%
145,000 Asbury Automotive Group Inc #	142,825
Senior Subordinated Notes
7.625% March 15, 2017
80,000 Ford Motor Co	100,200
Convertible
4.250% December 15, 2036
1,500,000 Ford Motor Co ^^	1,198,125
Notes
7.450% July 16, 2031
375,000 General Motors Corp	341,719
Senior Debentures
8.250% July 15, 2023
385,000 General Motors Corp	370,081
Notes
7.200% January 15, 2011
2,165,000 General Motors Corp ^^	1,975,563
Debentures
8.375% July 15, 2033
$4,128,513

BROADCAST/MEDIA --- 6.35%
1,102,000 CCH I Holdings LLC	1,150,213
Bonds
11.000% October 1, 2015
200,000 CCH I Holdings LLC +	202,000
Step Bond 0% - 12.125%
11.650% January 15, 2015
1,555,000 CCH I Holdings LLC + ^^	527,788
Step Bond 0% - 11.750%
12.130% May 15, 2014
790,000 CCH II Holdings LLC	825,550
Senior Notes
10.250% September 15, 2010
442,000 CCH II Holdings LLC ^^	472,940
Notes

10.250% October 1, 2013
565,000 CMP Susquehanna Corp #	565,000
Senior Subordinated Notes
9.875% May 15, 2014
1,030,000 CSC Holdings Inc	1,050,600
Senior Notes
8.125% July 15, 2009
220,000 CSC Holdings Inc	209,000
Senior Notes
6.750% April 15, 2012
20,000 CSC Holdings Inc	20,400
Debentures
8.125% August 15, 2009
125,000 Cablevision Systems Corp	123,438
Senior Unsecured Notes
8.000% April 15, 2012
210,000 Charter Communications Holdings LLC +	214,200
Step Bond 0% - 11.750%
10.530% May 15, 2011
235,000 Charter Communications Holdings LLC + ^^	242,344
Step Bond 0% - 12.125%
10.680% January 15, 2012
250,000 Charter Communications Operating LLC #	254,375
Senior Notes
8.375% April 30, 2014
665,000 EchoStar DBS Corp	655,025
Senior Notes
7.000% October 1, 2013
560,000 EchoStar DBS Corp	547,400
Company Guaranteed Notes
7.125% February 1, 2016
140,000 ION Media Networks Inc # ++	144,900
Senior Notes
8.620% January 15, 2013
250,000 Insight Communications Co Inc +	261,250
Step Bond 0% - 12.250%
7.960% February 15, 2011
120,000 Intelsat Corp	125,700
Notes
9.000% June 15, 2016
210,000 Rainbow National Services LLC #	218,400
Senior Notes
8.750% September 1, 2012
865,000 Rogers Cable Inc	891,794
Secured Notes
6.750% March 15, 2015
134,000 Sinclair Broadcast Group Inc	138,020
Company Guaranteed Notes

8.000% March 15, 2012
350,000 Univision Communications Inc # ^^	345,625
Senior Notes
9.750% March 15, 2015
400,000 Videotron Ltee	380,000
Notes
6.375% December 15, 2015
160,000 XM Satellite Radio Inc ++	154,400
Senior Notes
10.810% May 1, 2013
350,000 XM Satellite Radio Inc ^^	343,000
Senior Notes
9.750% May 1, 2014
$11,063,362

BUILDING MATERIALS --- 1.51%
95,000 Ainsworth Lumber Co Ltd ^^	70,656
Senior Notes
6.750% March 15, 2014
220,000 Ainsworth Lumber Co Ltd ^^	169,400
Notes
7.250% October 1, 2012
1,295,000 Associated Materials Inc + ^^	964,775
Step Bond 0% - 11.250%
13.360% March 1, 2014
365,000 Associated Materials Inc ^^	381,425
Company Guaranteed Notes
9.750% April 15, 2012
1,445,000 NTK Holdings Inc + ^^	1,047,625
Step Bond 0% - 10.750%
5.910% March 1, 2014
$2,633,881

CHEMICALS --- 2.20%
200,000 ARCO Chemical Co	217,000
Debentures
9.800% February 1, 2020
500,000 Equistar Chemicals LP	526,250
Senior Notes
10.625% May 1, 2011
875,000 Georgia Gulf Corp ^^	870,625
Senior Notes
9.500% October 15, 2014
370,000 Huntsman International LLC	396,363
Notes
7.875% November 15, 2014
40,000 Lyondell Chemical Co	43,200
Company Guaranteed Notes

10.500% June 1, 2013
210,000 Lyondell Chemical Co	215,775
Company Guaranteed Notes
8.000% September 15, 2014
175,000 Lyondell Chemical Co	182,875
Company Guaranteed Notes
8.250% September 15, 2016
450,000 Methanex Corp	495,000
Senior Unsecured Notes
8.750% August 15, 2012
765,000 Montell Finance Co BV #	696,150
Company Guaranteed Notes
8.100% March 15, 2027
200,000 Westlake Chemical Corp	189,500
Company Guaranteed Notes
6.625% January 15, 2016
$3,832,738

COMMUNICATIONS – EQUIPMENT --- 0.29%
110,000 Belden CDT Inc #	108,350
Senior Subordinated Notes
7.000% March 15, 2017
465,000 Lucent Technologies Inc	404,550
Debentures
6.450% March 15, 2029
$512,900

COMPUTER HARDWARE & SYSTEMS --- 0.41%
730,000 Activant Solutions Inc	717,225
Senior Subordinated Notes
9.500% May 1, 2016
$717,225

COMPUTER SOFTWARE & SERVICES --- 1.07%
435,000 PGS Solutions Inc #	439,849
Senior Subordinated Notes
9.625% February 15, 2015
1,170,000 SunGard Data Systems Inc	1,237,275
Company Guaranteed Notes
10.250% August 15, 2015
175,000 SunGard Data Systems Inc	179,156
Senior Unsecured Notes
9.125% August 15, 2013
$1,856,280

CONTAINERS --- 2.54%
1,005,000 Graham Packaging Co Inc ^^	1,016,306
Subordinated Notes

9.875% October 15, 2014
780,000 Graphic Packaging International Corp	810,225
Company Guaranteed Notes
9.500% August 15, 2013
1,099,000 Owens-Brockway Glass Containers Inc	1,118,233
Company Guaranteed Notes
8.875% February 15, 2009
325,000 Plastipak Holdings Inc #	336,375
Senior Notes
8.500% December 15, 2015
665,000 Smurfit-Stone Container Enterprises Inc	665,831
Senior Notes
8.375% July 1, 2012
490,000 Smurfit-Stone Container Enterprises Inc ^^	475,300
Senior Notes
8.000% March 15, 2017
$4,422,270

ELECTRIC COMPANIES --- 0.93%
480,000 Edison Mission Energy	477,600
Senior Unsecured Notes
7.750% June 15, 2016
90,000 IPALCO Enterprises Inc	96,300
Senior Secured Notes
8.625% November 14, 2011
638,622 Midwest Generation LLC	680,931
Pass Thru Certificates
8.560% January 2, 2016
107,343 Mirant Mid-Atlantic LLC	121,298
Pass Thru Certificates
9.125% June 30, 2017
97,429 Mirant Mid-Atlantic LLC	116,915
Pass Thru Certificates
10.060% December 30, 2028
160,000 TXU Corp	132,297
Senior Unsecured Notes
6.500% November 15, 2024
$1,625,341

ELECTRONIC INSTRUMENTS & EQUIP --- 0.30%
360,000 NXP BV	354,600
Secured Notes
7.875% October 15, 2014
170,000 NXP BV ^^	167,450
Senior Notes
9.500% October 15, 2015
$522,050

ELECTRONICS – SEMICONDUCTOR --- 0.32%
590,000 Freescale Semiconductor Inc #	563,450
Senior Notes
8.875% December 15, 2014
$563,450

FINANCIAL SERVICES --- 5.78%
500,000 Berry Plastics #	488,750
Corporate Term Loan
.330% June 15, 2014
260,000 Ford Motor Credit Co	249,040
Notes
8.000% December 15, 2016
260,000 Ford Motor Credit Co	240,889
Notes
7.000% October 1, 2013
715,000 Ford Motor Credit Co	750,488
Senior Notes
9.875% August 10, 2011
521,000 Ford Motor Credit Co ++	562,807
Notes
8.240% June 15, 2011
285,000 Ford Motor Credit Co ++	305,438
Notes
8.010% April 15, 2012
482,500 Ford Motor Credit Co ++	481,276
Notes
8.170% January 13, 2012
960,000 General Motors Acceptance Corp	938,230
Notes
6.875% August 28, 2012
2,590,000 General Motors Acceptance Corp	2,648,499
Bonds
8.000% November 1, 2031
915,000 Hawker Beechcraft Acquisition Co #	942,450
Senior Notes
8.875% April 1, 2015
550,000 Hawker Beechcraft Acquisition Co # ^^	574,750
Senior Subordinated Notes
9.750% April 1, 2017
425,000 Milacron Escrow Corp	411,188
Secured Notes
11.500% May 15, 2011
500,000 Penhall Acquisition Corp #	511,250
Corporate Term Loan
.300% April 1, 2012
320,000 Petroplus Finance Ltd #	308,000
Notes

7.000% May 1, 2017
190,000 Petroplus Finance Ltd #	182,875
Notes
6.750% May 1, 2014
250,000 Smurfit Kappa Funding PLC	250,313
Senior Subordinated Notes
7.750% April 1, 2015
210,000 Yankee Acqusition Corp ^^	203,175
Senior Notes
9.750% February 15, 2017
$10,049,418

FOOD & BEVERAGES --- 0.65%
460,000 Constellation Brands Inc	448,500
Company Guaranteed Notes
7.250% September 1, 2016
545,000 Dole Food Co Inc	525,925
Company Guaranteed Notes
7.250% June 15, 2010
165,000 Dole Food Co Inc ^^	162,525
Senior Notes
8.875% March 15, 2011
$1,136,950

FOREIGN BANKS --- 0.24%
150,000 ATF Capital BV #	159,750
Notes
9.250% February 21, 2014
270,000 TuranAlem Finance BV #	259,875
Notes
8.250% January 22, 2037
$419,625

FOREIGN GOVERNMENTS --- 1.18%
520,000 Government of Brazil	571,480
Notes
8.000% January 15, 2018
33,333 Government of Russia	34,590
Unsubordinated Notes
8.250% March 31, 2010
1,313,400 Government of Russia +	1,446,710
Step Bond 2.250% - 7.500%
6.060% March 31, 2030
$2,052,780

GOLD, METALS & MINING --- 3.44%
70,000 Chaparral Steel Co	76,388
Notes

10.000% July 15, 2013
2,280,000 Freeport-McMoRan Copper & Gold Inc	2,433,900
Senior Notes
8.375% April 1, 2017
560,000 International Coal Group Inc ^^	578,900
Senior Notes
10.250% July 15, 2014
425,000 Metals USA Holdings Corp # ++	425,000
Senior Notes
11.510% January 15, 2012
480,000 Metals USA Holdings Corp ++	441,595
Senior Notes
11.510% July 1, 2012
660,000 Noranda Aluminium Holding Corp # ++	643,500
Senior Notes
11.610% November 15, 2014
820,000 Novelis Inc	841,525
Notes
7.250% February 15, 2015
535,000 Tube City IMS Corp #	548,375
Senior Subordinated Notes
9.750% February 1, 2015
$5,989,183

HARDWARE & TOOLS --- 0.23%
425,000 Nortek Inc ^^	404,813
Senior Subordinated Notes
8.500% September 1, 2014
$404,813

HEALTH CARE RELATED --- 6.29%
515,000 Community Health Systems Inc	537,515
Senior Subordinated Notes
6.500% December 15, 2012
1,370,000 Community Health Systems Inc #	1,388,838
Senior Notes
8.875% July 15, 2015
900,000 DaVita Inc	888,750
Senior Subordinated Notes
7.250% March 15, 2015
45,000 DaVita Inc	43,931
Notes
6.625% March 15, 2013
50,000 DaVita Inc #	48,813
Senior Notes
6.625% March 15, 2013
190,000 HCA Inc	165,261
Notes

7.690% June 15, 2025
225,000 HCA Inc	191,250
Notes
6.375% January 15, 2015
500,000 HCA Inc #	532,500
Secured Notes
9.250% November 15, 2016
1,470,000 HCA Inc #	1,580,250
Secured Notes
9.625% November 15, 2016
610,000 HCA Inc ^^	516,213
Bonds
6.500% February 15, 2016
500,000 IASIS Healthcare	500,000
Senior Subordinated Notes
8.750% June 15, 2014
1,380,000 Leiner Health Products Inc ^^	1,304,100
Senior Subordinated Notes
11.000% June 1, 2012
275,000 Tenet Healthcare Corp	261,250
Senior Notes
9.250% February 1, 2015
1,360,000 Tenet Healthcare Corp ^^	1,346,400
Senior Notes
9.875% July 1, 2014
840,000 Triad Hospitals Inc	883,007
Senior Subordinated Notes
7.000% November 15, 2013
785,000 US Oncology Holdings Inc # ++ ^^	771,263
Senior Unsecured Notes
10.280% March 15, 2012
$10,959,341

HOMEBUILDING --- 0.44%
345,000 K Hovnanian Enterprises Inc ^^	313,950
Notes
7.500% May 15, 2016
470,000 K Hovnanian Enterprises Inc ^^	451,200
Senior Notes
8.625% January 15, 2017
$765,150

HOTELS/MOTELS --- 1.86%
355,000 Fontainebleau Las Vegas #	349,675
Notes
10.250% June 15, 2015
720,000 Inn of the Mountain Gods	772,200
Senior Notes

12.000% November 15, 2010
425,000 Las Vegas Sands Corp	404,281
Senior Notes
6.375% February 15, 2015
430,000 MGM Mirage Inc	410,650
Senior Notes
6.750% September 1, 2012
720,000 MGM Mirage Inc	684,900
Senior Notes
7.625% January 15, 2017
115,000 MGM Mirage Inc	109,106
Senior Notes
7.500% June 1, 2016
500,000 Turning Stone Casino Resort Enterprise #	508,750
Senior Notes
9.125% December 15, 2010
$3,239,562

HOUSEHOLD GOODS --- 1.59%
55,000 American Greetings Corp	55,550
Senior Unsecured Notes
7.375% June 1, 2016
760,000 Interface Inc	817,000
Senior Notes
10.375% February 1, 2010
145,000 Norcraft Cos LP	149,713
Senior Subordinated Notes
9.000% November 1, 2011
1,190,000 Norcraft Holdings LP +	1,088,850
Step Bond 0% - 9.750%
8.970% September 1, 2012
380,000 Sealy Mattress Co	389,500
Senior Subordinated Notes
8.250% June 15, 2014
50,000 Simmons Bedding Co +	42,000
Step Bond 0% - 10.000
8.660% December 15, 2014
225,000 Simmons Bedding Co ^^	223,875
Senior Subordinated Notes
7.875% January 15, 2014
$2,766,488

INDEPENDENT POWER PRODUCTS --- 2.55%
755,000 AES China Generating Co Ltd	754,576
Bonds
8.250% June 26, 2010
905,000 Mirant North America LLC	925,363
Company Guaranteed Bonds

7.375% December 31, 2013
1,925,000 NRG Energy Inc	1,929,813
Company Guaranteed Notes
7.375% February 1, 2016
95,000 NRG Energy Inc	95,356
Company Guaranteed Notes
7.375% January 15, 2017
225,000 NRG Energy Inc	225,563
Company Guaranteed Notes
7.250% February 1, 2014
455,000 Orion Power Holdings Inc	514,150
Senior Notes
12.000% May 1, 2010
$4,444,821

INSURANCE RELATED --- 0.84%
370,000 Crum & Forster Holdings Corp #	361,675
Senior Notes
7.750% May 1, 2017
225,000 Vanguard Health Holding Co I LLC +	183,375
Step Bond 11.130% - 11.250%
10.340% October 1, 2015
930,000 Vanguard Health Holding Co II LLC	920,700
Senior Subordinated Notes
9.000% October 1, 2014
$1,465,750

INVESTMENT BANK/BROKERAGE FIRM --- 0.42%
380,000 E*TRADE Financial Corp	385,700
Senior Notes
7.375% September 15, 2013
325,000 E*TRADE Financial Corp	338,406
Senior Unsecured Notes
7.875% December 1, 2015
$724,106

LEISURE & ENTERTAINMENT --- 3.40%
1,055,000 AMC Entertainment Inc	1,165,775
Company Guaranteed Notes
11.000% February 1, 2016
130,000 AMC Entertainment Inc	127,400
Senior Subordinated Notes
8.000% March 1, 2014
325,000 Boyd Gaming Corp	318,500
Senior Subordinated Notes
6.750% April 15, 2014
160,000 Choctaw Resort Development Enterprise #	157,600
Senior Notes

7.250% November 15, 2019
500,000 Herbst Gaming Inc	505,000
Senior Subordinated Notes
8.125% June 1, 2012
40,000 Isle of Capri Casinos Inc	37,850
Senior Subordinated Notes
7.000% March 1, 2014
950,000 Mohegan Tribal Gaming	940,500
Senior Subordinated Notes
6.375% July 15, 2009
375,000 Mohegan Tribal Gaming	387,188
Senior Subordinated Notes
8.000% April 1, 2012
500,000 Pinnacle Entertainment Inc ^^	515,000
Senior Subordinated Notes
8.250% March 15, 2012
60,000 River Rock Entertainment	63,000
Senior Notes
9.750% November 1, 2011
130,000 Snoqualmie Entertainment Authority #	133,250
Notes
9.125% February 1, 2015
165,000 Snoqualmie Entertainment Authority # ++	166,650
Senior Notes
8.980% February 1, 2014
975,000 Station Casinos Inc	862,875
Senior Subordinated Notes
6.500% February 1, 2014
575,000 WMG Acquistion Corp	534,750
Senior Subordinated Notes
7.375% April 15, 2014
$5,915,338

MACHINERY --- 0.31%
570,000 Nell AF Sarl # ^^	545,775
Senior Notes
8.375% August 15, 2015
$545,775

MANUFACTURING --- 1.13%
220,000 American Railcar Industries Inc	218,900
Senior Unsecured Notes
7.500% March 1, 2014
945,000 Metals USA Inc	1,030,050
Secured Notes
11.125% December 1, 2015
460,000 Nutro Products Inc #	534,539
Senior Subordinated Notes

10.750% April 15, 2014
170,000 Nutro Products Inc # ++	179,452
Senior Notes
5.830% October 15, 2013
$1,962,941

MEDICAL PRODUCTS --- 0.38%
360,000 Advanced Medical Optics Inc #	340,200
Senior Subordinated Notes
7.500% May 1, 2017
160,000 Universal Hospital Services Inc #	158,400
Secured Notes
8.500% June 1, 2015
160,000 Universal Hospital Services Inc # ++	160,000
Secured Notes
8.760% June 1, 2015
$658,600

MISCELLANEOUS --- 0.43%
15,000 American Achievement Corp	15,113
Senior Subordinated Notes
8.250% April 1, 2012
590,000 Jarden Corp	582,625
Senior Subordinated Notes
7.500% May 1, 2017
143,000 UCAR Finance Inc	149,793
Company Guaranteed Bonds
10.250% February 15, 2012
$747,531

OIL & GAS --- 9.49%
810,000 Belden & Blake Corp	830,250
Secured Notes
8.750% July 15, 2012
225,000 Chesapeake Energy Corp	213,188
Company Guaranteed Notes
6.500% August 15, 2017
650,000 Chesapeake Energy Corp	645,125
Senior Notes
7.000% August 15, 2014
215,000 Chesapeake Energy Corp	200,756
Company Guaranteed Notes
6.250% January 15, 2018
295,000 Chesapeake Energy Corp	281,356
Senior Notes
6.375% June 15, 2015
575,000 Complete Production Services #	580,750
Senior Notes

8.000% December 15, 2016
500,000 Corral Finans AB # ++ ^^	497,500
Secured Bonds
7.120% April 15, 2010
216,000 Dresser-Rand Group Inc	216,810
Senior Subordinated Notes
7.375% November 1, 2014
905,000 EXCO Resources Inc	900,475
Company Guaranteed Notes
7.250% January 15, 2011
1,295,000 El Paso Corp	1,311,391
Senior Notes
7.800% August 1, 2031
800,000 El Paso Corp ^^	836,234
Notes
7.875% June 15, 2012
5,000 Encore Acquisition Co	4,413
Senior Subordinated Notes
6.000% July 15, 2015
155,000 Enterprise Products Operating LP ++	149,419
Company Guaranteed Bonds
7.030% January 15, 2068
390,000 Enterprise Products Operating LP ++ ^^	416,229
Company Guaranteed Bonds
7.350% August 1, 2066
195,000 Mariner Energy Inc	193,538
Senior Notes
8.000% May 15, 2017
270,000 Mariner Energy Inc	264,600
Senior Notes
7.500% April 15, 2013
120,000 OPTI Canada Inc #	120,000
Secured Notes
7.875% December 15, 2014
265,000 OPTI Canada Inc #	268,975
Notes
8.250% December 15, 2014
340,000 Petrohawk Energy Corp	359,550
Senior Notes
9.125% July 15, 2013
20,000 Pogo Producing Co	20,400
Senior Subordinated Notes
7.875% May 1, 2013
765,000 Pogo Producing Co	759,263
Senior Subordinated Notes
6.875% October 1, 2017
185,000 Pride International Inc	185,463
Senior Notes

7.375% July 15, 2014
30,000 SESI LLC	29,175
Senior Notes
6.875% June 1, 2014
1,500,000 Sandridge Energy Inc	1,543,125
Corporate Term Loan
8.625% March 7, 2015
860,000 SemGroup LP #	864,300
Senior Notes
8.750% November 15, 2015
1,525,000 Stone Energy Corp	1,525,000
Senior Subordinated Notes
8.250% December 15, 2011
550,000 Universal Compression Inc	550,688
Senior Notes
7.250% May 15, 2010
425,000 W&T Offshore Inc #	419,688
Senior Notes
8.250% June 15, 2014
400,000 Whiting Petroleum Corp	376,000
Company Guaranteed Notes
7.000% January 1, 2014
1,705,000 Williams Cos Inc	1,973,538
Notes
8.750% March 15, 2032
$16,537,199

PAPER & FOREST PRODUCTS --- 2.24%
745,000 Abitibi-Consolidated Co of Canada	616,488
Notes
6.000% June 20, 2013
385,000 Abitibi-Consolidated Co of Canada ^^	336,875
Senior Notes
8.375% April 1, 2015
125,000 Abitibi-Consolidated Inc	119,375
Unsecured Notes
8.550% August 1, 2010
800,000 Appleton Papers Inc	840,000
Senior Subordinated Notes
9.750% June 15, 2014
90,000 Appleton Papers Inc	92,700
Notes
8.125% June 15, 2011
270,000 NewPage Corp	291,600
Notes
10.000% May 1, 2012
485,000 NewPage Corp ++	528,650
Notes

7.870% May 1, 2012
330,000 NewPage Corp ^^	360,525
Senior Subordinated Notes
12.000% May 1, 2013
665,000 Verso Paper Holdings LLC # ^^	709,888
Senior Subordinated Notes
11.375% August 1, 2016
$3,896,101

PERSONAL LOANS --- 0.31%
535,000 AmeriCredit Corp #	539,013
Senior Notes
8.500% July 1, 2015
$539,013

PRINTING & PUBLISHING --- 1.54%
320,000 Dex Media West	342,400
Senior Subordinated Notes
9.875% August 15, 2013
645,000 Idearc Inc	651,450
Senior Notes
8.000% November 15, 2016
470,000 PRIMEDIA Inc	484,100
Company Guaranteed Notes
8.875% May 15, 2011
760,000 TL Acquisitions Inc #	755,410
Senior Notes
10.500% January 15, 2015
580,000 TL Acquisitions Inc # +	449,860
Step Bond 0% - 13.250%
13.110% July 15, 2015
$2,683,220

RAILROADS --- 0.73%
130,000 Kansas City Southern	129,025
Bonds
7.500% June 15, 2009
725,000 Kansas City Southern de Mexico	775,750
Senior Notes
9.375% May 1, 2012
150,000 Kansas City Southern de Mexico #	149,625
Senior Notes
7.625% December 1, 2013
225,000 Kansas City Southern de Mexico #	223,313
Senior Notes
7.375% June 1, 2014
$1,277,713

REAL ESTATE --- 1.43%
390,000 Ashton Woods USA LLC	360,750
Senior Subordinated Notes
9.500% October 1, 2015
20,000 Forest City Enterprises Inc	20,150
Senior Notes
7.625% June 1, 2015
25,000 Host Marriott LP REIT	24,000
Company Guaranteed Notes
6.375% March 15, 2015
170,000 Kimball Hill Homes Inc ^^	154,700
Senior Subordinated Notes
10.500% December 15, 2012
1,390,000 Realogy Corp # ^^	1,268,375
Senior Subordinated Notes
12.375% April 15, 2015
170,000 Ventas Realty LP REIT	165,750
Senior Notes
6.500% June 1, 2016
495,000 Ventas Realty LP REIT ^^	488,813
Senior Notes
6.750% April 1, 2017
$2,482,538

RESTAURANTS --- 1.36%
780,000 Buffets Inc	746,850
Notes
12.500% November 1, 2014
250,000 Carrols Corp	246,250
Company Guaranteed Notes
9.000% January 15, 2013
315,000 Denny's Corp Holdings Inc	332,325
Company Guaranteed Notes
10.000% October 1, 2012
300,000 El Pollo Loco Inc	316,500
Global Notes
11.750% November 15, 2013
335,000 OSI Restaurant Partners Inc # ^^	319,925
Senior Notes
9.625% May 15, 2015
410,000 Sbarro Inc	399,238
Senior Subordinated Notes
10.375% February 1, 2015
$2,361,088

RETAIL --- 2.95%
105,000 AutoNation Inc	103,688
Company Guaranteed Notes

7.000% April 15, 2014
245,000 AutoNation Inc ++	244,388
Company Guaranteed Notes
7.410% April 15, 2013
555,000 Blockbuster Inc ^^	513,375
Senior Subordinated Notes
9.000% September 1, 2012
559,000 Delhaize America Inc	675,355
Company Guaranteed Bonds
9.000% April 15, 2031
710,000 Dollar General Corp #	685,150
Senior Notes
10.625% July 15, 2015
110,000 Eye Care Centers of America Inc	121,275
Notes
10.750% February 15, 2015
385,000 FTD Inc	381,150
Company Guaranteed Notes
7.750% February 15, 2014
535,000 Neiman Marcus Group Inc	572,450
Senior Unsecured Notes
9.000% October 15, 2015
610,000 Neiman Marcus Group Inc ^^	671,000
Senior Subordinated Notes
10.375% October 15, 2015
290,000 Saks Inc ^^	298,640
Company Guaranteed Bonds
8.250% November 15, 2008
900,000 Suburban Propane Partners LP	868,500
Senior Notes
6.875% December 15, 2013
$5,134,971

SPECIALIZED SERVICES --- 7.60%
520,000 Affinion Group Inc	561,600
Notes
11.500% October 15, 2015
990,000 Affinion Group Inc	1,056,825
Company Guaranteed Notes
10.125% October 15, 2013
1,215,000 Allied Security Escrow	1,221,075
Senior Subordinated Notes
11.375% July 15, 2011
511,000 Ashtead Capital Inc #	535,273
Notes
9.000% August 15, 2016
150,000 Ashtead Holdings PLC #	153,000
Secured Notes

8.625% August 1, 2015
365,000 CCM Merger Inc #	363,175
Notes
8.000% August 1, 2013
150,000 Chukchansi Economic Development Authority #	153,000
Senior Notes
8.000% November 15, 2013
165,000 Compagnie Generale de Geophysique SA	165,000
Company Guaranteed Notes
7.500% May 15, 2015
1,315,000 DI Finance/Dyncorp International LLC	1,398,831
Senior Subordinated Notes
9.500% February 15, 2013
765,000 Education Management LLC	805,163
Company Guaranteed Notes
10.250% June 1, 2016
315,000 Education Management LLC	322,875
Senior Notes
8.750% June 1, 2014
640,000 H&E Equipment Services Inc	672,000
Senior Notes
8.375% July 15, 2016
1,670,000 Hertz Corp ^^	1,845,350
Senior Subordinated Notes
10.500% January 1, 2016
550,000 Lamar Media Corp	521,125
Company Guaranteed Notes
6.625% August 15, 2015
700,000 Penhall International Corp #	756,000
Company Guaranteed Notes
12.000% August 1, 2014
300,000 R H Donnelley Corp	284,250
Senior Discount Notes Series A-2
6.875% January 15, 2013
725,000 R H Donnelley Corp	754,000
Senior Notes
8.875% January 15, 2016
175,000 R H Donnelley Corp ^^	165,813
Senior Discount Notes Series A-1
6.875% January 15, 2013
620,000 Rental Service Corp #	632,400
Senior Notes
9.500% December 1, 2014
100,000 Service Corp International	101,869
Debentures
7.875% February 1, 2013
180,000 Service Corp International	182,250
Senior Notes

7.625% October 1, 2018
290,000 Service Corp International #	273,325
Senior Notes
7.500% April 1, 2027
300,000 Visant Holding Corp	312,000
Senior Notes
8.750% December 1, 2013
$13,236,199

TELEPHONE & TELECOMMUNICATIONS --- 8.01%
270,000 American Tower Corp	277,425
Senior Notes
7.500% May 1, 2012
725,000 Cincinnati Bell Inc	710,500
Company Guaranteed Notes
7.000% February 15, 2015
160,000 Cincinnati Bell Telephone Co	142,400
Company Guaranteed Notes
6.300% December 1, 2028
70,000 Citizens Communications Co	57,400
Debentures
7.050% October 1, 2046
640,000 Citizens Communications Co	622,400
Senior Notes
7.875% January 15, 2027
80,000 Citizens Communications Co	75,600
Bonds
7.125% March 15, 2019
730,000 Hawaiian Telcom Communications Inc ^^	828,550
Senior Subordinated Notes
12.500% May 1, 2015
655,000 Intelsat Bermuda Ltd	695,938
Company Guaranteed Notes
9.250% June 15, 2016
1,230,000 Intelsat Bermuda Ltd	1,377,600
Senior Notes
11.250% June 15, 2016
560,000 Level 3 Financing Inc # ++ ^^	560,000
Senior Notes
9.150% February 15, 2015
535,000 Level 3 Financing Inc ^^	540,350
Senior Notes
9.250% November 1, 2014
30,000 MetroPCS Wireless Inc #	30,975
Senior Notes
9.250% November 1, 2014
220,000 MetroPCS Wireless Inc # ^^	227,150
Senior Notes

9.250% November 1, 2014
235,000 NTL Cable PLC	242,050
Senior Notes
8.750% April 15, 2014
720,000 NTL Cable PLC ^^	754,200
Senior Notes
9.125% August 15, 2016
830,000 Nordic Telephone Co Holdings #	879,800
Senior Notes
8.875% May 1, 2016
400,000 PAETEC Holding Corp #	406,820
Senior Notes
9.500% July 15, 2015
865,000 Qwest Corp	810,938
Debentures
6.875% September 15, 2033
165,000 Qwest Corp	177,788
Global Notes
8.875% March 15, 2012
685,000 Qwest Corp	702,125
Senior Notes
7.500% October 1, 2014
80,000 Rogers Wireless Communications Inc	84,469
Secured Notes
7.250% December 15, 2012
775,000 Rural Cellular Corp	792,438
Secured Notes
8.250% March 15, 2012
280,000 Rural Cellular Corp	292,600
Senior Notes
9.875% February 1, 2010
480,000 Rural Cellular Corp # ++	477,600
Senior Subordinated Notes
8.460% June 1, 2013
1,060,000 True Move Co Ltd #	1,123,600
Notes
10.750% December 16, 2013
75,000 Wind Acquisition Finance SA #	86,063
Company Guaranteed Notes
10.750% December 1, 2015
920,000 Windstream Corp	972,900
Senior Notes
8.625% August 1, 2016
$13,949,679

TEXTILES --- 0.78%
745,000 Levi Strauss & Co	797,150
Senior Notes

9.750% January 15, 2015
270,000 Levi Strauss & Co	276,750
Senior Notes
8.875% April 1, 2016
275,000 Oxford Industries Inc	283,938
Senior Notes
8.875% June 1, 2011
$1,357,838

TOBACCO --- 0.28%
150,000 Alliance One International Inc	164,625
Company Guaranteed Notes
11.000% May 15, 2012
320,000 Alliance One International Inc #	327,200
Notes
8.500% May 15, 2012
$491,825

TRANSPORTATION --- 1.30%
225,000 GulfMark Offshore Inc	227,250
Company Guaranteed Notes
7.750% July 15, 2014
1,205,000 St Acquisition Corp #	1,138,725
Secured Notes
12.500% May 15, 2017
850,000 Teekay Shipping Corp	901,000
Senior Notes
8.875% July 15, 2011
$2,266,975

U.S. GOVERNMENTS --- 0.92%
1,620,000 United States of America ^^	1,607,345
4.750% May 31, 2012
$1,607,345

UTILITIES --- 2.67%
50,000 AES Corp	52,688
Senior Notes
8.875% February 15, 2011
1,115,000 AES Corp #	1,180,506
Secured Notes
9.000% May 15, 2015
600,000 ANR Pipeline Inc	783,952
Debentures
9.625% November 1, 2021
1,230,000 Dynegy Holdings Inc #	1,143,900
Senior Notes
7.750% June 1, 2019

100,000 Southern Natural Gas Co	113,414
Senior Unsecured Notes
8.000% March 1, 2032
665,000 Transcontinental Gas Pipe Line Corp	688,275
Notes
7.000% August 15, 2011
745,000 VeraSun Energy Corp #	692,850
Senior Notes
9.375% June 1, 2017
$4,655,585

TOTAL BONDS --- 94.59%	$164,549,791
(Cost $163,876,321)

PREFERRED STOCK

Shares	Value($)

BROADCAST/MEDIA --- 0.14%
27 ION Media Networks Inc*	243,000
$243,000

OIL & GAS --- 0.15%
905 Chesapeake Energy Corp	255,663
$255,663

TOTAL PREFERRED STOCK --- 0.29%	$498,663
(Cost $425,152)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

856,000 JP Morgan Chase Bank London # ~	836,629
Zero Coupon
8.640%, November 8, 2007

REPURCHASE AGREEMENTS

8,076,000 Repurchase agreement(Principal Amount	8,076,000
$8,076,000 with a maturity value of $8,079,466) with
Merrill Lynch, 5.15%, dated 06/29/07, to be repurchased
at $8,079,466 on 07/02/07, collateralized by Fannie Mae,
0.000%, 11/15/30, with a value of $8,237,520.

TOTAL SHORT-TERM INVESTMENTS --- 5.12%	$8,912,629
(Cost $8,904,566)

TOTAL MAXIM HIGH YIELD BOND PORTFOLIO --- 100%	$173,961,083
(Cost $173,206,039 )

Legend
* Non-income Producing Security.
# Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
** Security is in default at June 30, 2007.
~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase.
+ Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of June 30, 2007.
++ Represents the current interest rate for variable rate security.
REIT – Real Estate Investment Trust

^^ A portion or all of the security is on loan at June 30, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.35% - 5.42%, to be repurchased on 07/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

See Notes to Financial Statements.

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2007 and Year Ended December 31, 2006

Maxim High Yield Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM HIGH YIELD BOND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2007

UNAUDITED

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim High Yield Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is currently offered only as an investment option for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio invests in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2007 were $36,847,779, $36,748,667 and 21.34%, respectively.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 2, 2007, the Portfolio adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Portfolio files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2002 through December 31, 2006.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact that the adoption of FAS 157 will have on its financial position and the results of its operations. As such, any necessary adjustments pursuant to FAS 157 will be reflected on the semi-annual report for the period ending June 30, 2008.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.10% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2007, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $32,000for the six months ended June 30, 2007. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $79,493,101 and $69,241,080, respectively. For the same period, the aggregate cost of purchases of long-term U.S. Government securities was $1,611,963. There were no sales of long-term U.S. Government securities during the period.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2007, the U.S. Federal income tax cost basis was $173,454,298. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $3,016,103 and gross depreciation of securities in which there was an excess of tax cost over value of $2,269,318 resulting in net appreciation of $746,785.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2007, the Portfolio had securities on loan valued at $32,973,478 and received collateral of $33,356,447 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year. At December 31, 2006, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $382,929, which expire in the year 2014.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 17, 2007 (the "Meeting"), the continuation of the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and the investment sub-advisory agreements (the "Sub-Advisory Agreements") between MCM and each of the following Sub-Advisers: Alliance Capital Management, L.P.; Ariel Capital Management, LLC; BNY Investment Advisors; Federated Investment Management Company; Franklin Advisers, Inc.; INVESCO Global Asset Management (N.A.), Inc.; Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.; Trusco Capital Management, Inc., and Western Asset Management Company.

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

In advance of the Meeting, the Independent Directors met separately on March 22, 2007, with independent legal counsel to review and evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information described below, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. The Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and performance track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, and MCM's and each Sub-Adviser's overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration was given to the fact that at regular Board meetings held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio, and the performance of each Portfolio. Moreover, the Board considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided to the Portfolios. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed information regarding the investment performance of each Portfolio as compared against various benchmarks and the performance of similar funds. This information generally included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2006, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings, except that Morningstar ratings are not provided for the Index and Profile Portfolios. The Board considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment styles from within, to the extent applicable, the Portfolio's Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups. With respect to the Index Portfolios, the Board noted how their performance compared to the benchmarks they are designed to track. The Maxim Ariel Mid-Cap Value Portfolio and Maxim Trusco Small-Cap Growth Portfolio were identified, in particular, as having underperformed, and consideration was given to the actions being taken by MCM and the applicable Sub-Advisers to address this underperformance. The Board was informed that MCM was closely monitoring the performance of these Portfolios. The Board concluded that it was satisfied with the steps being taken to address the underperformance of these Portfolios, and that it was satisfied with the performance of the other Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range, and that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category. With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' management fees and total annual operating expense ratios were on the higher end, but within the range of similar funds. With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that the Portfolios’ management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.          CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	August 27, 2007

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	August 27, 2007